                                                       Registration No. 2-76580

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                        -------------------------------

                               RULE 24F-2 NOTICE

                        (Investment Company Act of 1940)

                       ----------------------------------

                  THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10
                           (Exact Name of Registrant)

                            30 Scranton Office Park
                        Moosic, Pennsylvania 18507-1789
                    (Address of principal executive offices)

                       ----------------------------------

                            C. CHRISTOPHER SPRAGUE
                           Assistant General Counsel
                  The Prudential Insurance Company of America
                            30 Scranton Office Park
                         Moosic, Pennsylvania 18507-1789
                    (Name and address of agent for service)
                                (717) 340-4375

                                    Copy to:
                               Jeffrey C. Martin
                             Christopher E. Palmer
                                 Shea & Gardner
                           1800 Massachusetts Avenue
                             Washington, D.C. 20036

                       ----------------------------------

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
        The Prudential Variable Contract Account-10
        30 Scranton Office Park
        Moosic, Pennsylvania 18507-1789


 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


                          Not Applicable.



 ______________________________________________________________________________
 3. Investment Company Act File Number: 2-76580


    Securities Act File Number: 811-3421
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                                            12/31/95
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         [ ]
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


                                Not Applicable.

 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


                                     -0-
 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


                                     -0-

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

          15,057,016                   $57,025,909.29

  _____________________________________________________________________________

 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          15,057,016                   $57,025,909.29

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                        Not Applicable.
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     $ 57,025,909.29
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +       -0-
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  - 45,227,184.82
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +        -0-
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued     11,798,724.47
         during the fiscal year in reliance on rule 24f-2   ___________________
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):
    (vi) Multiplier prescribed by Section 6(b) of the       x  .00034482758
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.6):
   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:                                         $       4,068.53
                                                             ===================


 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         [X]

     Date of mailing or wire transfer of filing fees to the Commission's
     lockbox depository:   2/23/96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*/s/ C. Christopher Sprague
                           -----------------------------------------------
                           C. Christopher Sprague, Assistant Secretary
                           -----------------------------------------------

  Date       2/27/96
      ------------------------

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________

                                 SHEA & GARDNER

                        1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                                 (202) 828-2000

                                                               February 26, 1996

The Prudential Insurance Company of America
The Prudential Variable Contract Account-10
30 Scranton Office Park
Moosic, PA 18507

      Re:  Registration No. 2-76580

Ladies and Gentlemen:

      We have served as counsel to The Prudential Insurance Company of America (the "Company") and to The Prudential Variable Contract Account-10 (the "Account") in connection with the registration with the Securities and Exchange Commission of an indefinite number of securities (specifically variable annuity insurance contracts) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Company and the Account are preparing to file a Rule 24f-2 Notice with the Commission pursuant to which the registration of $57,025,909.29 worth of such securities issued during the year ended December 31, 1995 is made definite.

      Based on our examination of the relevant documents contained in the Account's registration statement, and assuming that the variable annuity insurance contracts were issued in accordance with the terms described in that registration statement, that the Account received payment for the contracts, and that the appropriate action was taken to qualify the sale of the variable annuity insurance contracts under applicable state laws, we are of the opinion that the variable annuity insurance contracts are valid, legal and binding obligations of the Account in accordance with their terms and are nonassessable.

      We consent to the filing of this opinion, in connection with the Rule 24f-2 Notice, with the Securities and Exchange Commission.

                                            Very truly yours,

                                            SHEA & GARDNER

                                            By:  ___/s/ CHRISTOPHER E. PALMER___

                                                       Christopher E. Palmer

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